American Century California Tax-Free and Municipal Funds
STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

Supplement dated July 17, 2001 * Statement of Additional Information dated
May 1, 2001

The following replaces the chart under the heading "Investment Category Fee
Schedule for California Tax-Free Money Market and California Municipal Money
Market" on page 25.

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Category Assets               Fee Rate
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First $1 billion              0.2700%
Next $1 billion               0.2270%
Next $3 billion               0.1860%
Next $5 billion               0.1690%
Next $15 billion              0.1580%
Next $25 billion              0.1575%
Thereafter                    0.1570%
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SH-SPL-26389   0107